Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties That had Transactions or Balances with the Group

The related parties that had transactions or balances with the Group in 2021, 2022 and 2023 consisted of:

Related Party	Relationship with the Group
Mr. Liang Changlin	Founder and CEO of the Company
Shanghai Tiejun Enterprise Consulting Center (Limited Partnership) (“Tiejun”)	Controlled by Mr. Liang Changlin
Shanghai Jieyingzhai Entrepreneur Management Partnership (“Jieyingzhai”)	Controlled by Mr. Liang Changlin
EatBetter Holding Limited (“EatBetter”)	Controlled by Mr. Liang Changlin
Glory Graze Holding Limited (“Glory Graze”)	Controlled by a staff of the Company